Financial instruments - Detailed information about carrying and fair value of borrowings (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Bank loans
Financial assets
Financial liabilities	₺ 13,531,565	₺ 11,636,551
Financial liabilities, at fair value	13,687,071	11,626,438
Debt securities
Financial assets
Financial liabilities	65,458,584	44,652,694
Financial liabilities, at fair value	₺ 68,565,634	₺ 44,389,870